December 19, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	The Calvert Fund (the “Registrant”) (1933 Act File No. 002-76510) on behalf of Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Duration Income Fund and Calvert High Yield Bond Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated February 1, 2016 as revised December 11, 2017. The purpose of the filing is to submit the 497(e) filing dated December 11, 2017 in XBRL for the Fund.

Please contact me at (617) 672-6559, or fax number (617) 672-9559 if you have any questions or comments.

Very truly yours,

/s/ Kathryn Mohrfeld

Kathryn Mohrfeld